INCOME TAX (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Taxes [Abstract]
Statutory federal income tax rate	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Net operating loss carry forwards	$ 251,835		$ 251,835		$ 945,257